Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,115,181	$ 470,335
Accounts receivable, net	2,339,830	2,532,551
Inventories, net	8,886,337	5,737,781
Short-term investments	184,231	56,768
Prepaid expenses and other current assets	7,828,258	7,307,478
Total current assets	20,353,837	16,104,913
Property and equipment, net	986,122	1,080,747
Intangible assets, net	1,996,823	1,916,362
Operating lease right-of-use assets, net	1,122,664	569,462
Total Assets	24,459,446	19,671,484
Current liabilities:
Accounts payable	1,281,014	929,816
Advances from customers	2,613,072	1,555,424
Other current payables	393,297	370,913
VAT payable	6,450,933	6,078,846
Taxes payable	2,669,546	2,372,646
Operating lease liabilities, current	701,446	362,720
Total current liabilities	15,595,453	13,341,736
Long-term Loan	137,605	140,847
Operating lease liabilities, non-current	633,389	298,961
Other payables		11,320
Total liabilities	16,366,447	13,792,864
Commitments and contingencies
Equity:
Common stock (par value of $0.001 per share, 50,000,000 shares authorized, 7,780,000 and 6,400,000 issued and outstanding, as of June 30, 2024 and December 31, 2023, respectively)	7,780	6,400
Additional paid-in capital	5,708,280	3,013,333
Retained earnings	2,102,211	2,490,044
Accumulated other comprehensive income	(529,893)	(377,790)
Statutory reserve	606,881	521,566
Total LOBO EV Technologies LTD’s shareholders’ equity	7,895,259	5,653,553
Non-controlling interest	197,740	225,067
Total Equity	8,092,999	5,878,620
Total Liabilities and Equity	24,459,446	19,671,484
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 1,486,145	$ 1,671,371